Annual Total Returns- Invesco STIC Prime Portfolio (Cash Management) [BarChart] - Cash Management - Invesco STIC Prime Portfolio - Cash Management Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.07%	0.03%	0.07%	0.05%	0.07%	0.11%	0.29%	0.85%	1.80%	2.08%